Stock-based compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation arrangement by share-based payment award, Fair value assumptions, Method used	Black-Scholes option-pricing model
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	$ 263		$ 269	$ 190
Weighted average assumptions used [Abstract]
Weighted average grant date fair value, per share (in dollars per share)	$ 8.31		$ 10.37	$ 6.61
Expected volatility (in hundredths)	30.00%		30.00%	32.00%
Expected lives (in years)	7 years 1 month 6 days		6 years 11 months 4 days	6 years 5 months 1 day
Risk-free interest rates (in hundredths)	1.40%		2.61%	2.83%
Expected dividend yields (in hundredths)	2.10%		1.51%	2.08%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average price, End of period (in dollars per share)	$ 27.73
Share-based compensation arrangement by share-based payment award, options, outstanding [Roll Forward]
Options outstanding, Ending balance (in shares)	99,639,098
Shares available for future grant and reserved for issuance [Abstract]
Reserved for issuance (in shares)	222,692,419	[1]
Shares to be issued upon exercise of outstanding options and RSUs	(123,825,316)
Available for future grants	98,867,103
Shares credited to directors deferred compensation account	129,033
Future compensation cost not yet recognized in the statements of income	460
Future compensation costs to be recognized in 2013	205
Future compensation costs to be recognized in 2014	153
Future compensation costs to be recognized in 2015	94
Future compensation costs to be recognized in 2016	8
Effects on shares outstanding and treasury shares [Abstract]
Treasury shares issued to settle stock options exercised in period (in shares)	25,064,951		27,308,311	19,077,274
Previously unissued shares issued to settle stock options exercised in period (in shares)	180,955		390,438	342,380
Treasury shares issued to settle RSUs vesting in period (in shares)	3,187,490		3,748,623	1,392,790
Previously unissued shares issued to settle RSUs vesting in period (in shares)	4,593		73,852	0
Effect on cash flow [Abstract]
Cash received from the exercise of options	523		690	407
Related net tax impact realized from exercise of stock options	56		45	21
Excess tax benefits realized from exercise of stock options	38		31	13
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average exercise price per share, Beginning of period (in dollars per share)	$ 25.79
Weighted-average exercise price per share, Granted (in dollars per share)	$ 32.35
Weighted-average exercise price per share, Expired and forfeited (in dollars per share)	$ 29.78
Weighted-average exercise price per share of options, Exercised (in dollars per share)	$ 20.32
Weighted-average price, End of period (in dollars per share)	$ 27.73
Share-based compensation arrangement by share-based payment award, Award vesting rights (in hundredths)	0.25
Share-based compensation arrangement by share-based payment award, Award vesting period	4 years
Share-based compensation arrangement by share-based payment award, Award vesting period for retirement eligible employees (in months)	6 months
Share-based compensation arrangement by share-based payment award, Look back period to determine option life	P10Y
Share-based compensation arrangement by share-based payment award, options, outstanding [Roll Forward]
Options outstanding, Beginning balance (in shares)	113,273,394
Granted (in shares)	13,508,034
Expired and forfeited (in shares)	(4,732,514)
Exercised (in shares)	(22,409,816)
Options outstanding, Ending balance (in shares)	99,639,098
Share-based compensation arrangement by share-based payment award additional disclosure [Abstract]
Share-based compensation arrangement by share-based payment award, options exercised in period, aggregate Intrinsic value	244		231	140
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest [Abstract]
Number of outstanding shares (in shares)	96,121,395	[2]
Weighted-average remaining contractual life (in years)	4 years 8 months 7 days
Weighted-average exercise price per share (in dollars per share)	$ 28.75	[2]
Intrinsic value (millions of dollars)	398	[2]
Share-based compensation arrangement by share-based payment award, options, exercisable [Abstract]
Number of options exercisable	68,534,425
Weighted-average remaining contractual life (in years)	3 years 4 months 1 day
Weighted-average exercise price per share (in dollars per share)	$ 27.30
Intrinsic value (millions of dollars)	300
Shares available for future grant and reserved for issuance [Abstract]
Expected forfeitures in period	4,000,000
Aggregate intrinsic value of stock options outstanding, excluding effect of forfeitures	414
Future compensation cost not yet recognized in the statements of income	143
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Share-based compensation arrangement by share-based payment award, Award vesting period	4 years
Share-based compensation arrangement by share-based payment award, equity instruments other than options, nonvested [Roll Forward]
Awards outstanding other than options, Beginning balance (in shares)	23,358,846
Granted (in shares)	5,617,150
Vested RSUs (in shares)	(4,182,928)
Expired and forfeited (in shares)	(1,417,834)
Awards outstanding other than options, Ending balance (in shares)	23,375,234		23,358,846
Share-based compensation arrangement by share-based payment award additional disclosure [Abstract]
Weighted-average grant date fair value per share price, Beginning of period (in dollars per share)	$ 25.09
Granted (in dollars per share)	$ 31.60		$ 33.20	$ 23.47
Expired and forfeited (in dollars per share)	$ 26.76
Vested RSUs (in dollars per share)	$ 28.66
Weighted-average grant date fair value per share price, Ending of period (in dollars per share)	$ 25.91		$ 25.09
Weighted-average grant-date fair value of RSUs granted during the year (in dollars per share)	$ 31.60		$ 33.20	$ 23.47
The total fair value of shares vested from RSU grants	120		155	51
Common shares authorized for issuance upon vesting of each RSU (in shares)	1
Shares available for future grant and reserved for issuance [Abstract]
Future compensation cost not yet recognized in the statements of income	317
Long-term incentive and director compensation plan [Abstract]
Long-term incentive plan RSU conversion to common stock feature	Each RSU represents the right to receive one share of TI common stock on the vesting date
Each RSU represents the right to receive one share of TI common stock on the vesting date, which is generally four years after the date of grant	4 years
TI employees 2005 stock purchase plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average exercise price per share, Beginning of period (in dollars per share)	$ 25.29
Weighted-average exercise price per share, Granted (in dollars per share)	$ 25.64
Weighted-average exercise price per share of options, Exercised (in dollars per share)	$ 25.12
Weighted-average price, End of period (in dollars per share)	$ 27.47		$ 25.29
Share-based compensation arrangement by share-based payment award, options, outstanding [Roll Forward]
Options outstanding, Beginning balance (in shares)	580,095
Granted (in shares)	2,931,354
Exercised (in shares)	(2,829,498)
Options outstanding, Ending balance (in shares)	681,951		580,095
Share-based compensation arrangement by share-based payment award additional disclosure [Abstract]
Weighted-average grant-date fair value of employee stock purchase plan options	$ 4.52		$ 4.59	$ 3.97
Share-based compensation arrangement by share-based payment award, options exercised in period, aggregate Intrinsic value	13		10	9
Shares available for future grant and reserved for issuance [Abstract]
Reserved for issuance (in shares)	25,137,819	[1]
Shares to be issued upon exercise of outstanding options and RSUs	(681,951)
Available for future grants	24,455,868
Employee stock purchase plan [Abstract]
The percent of the underlying common stock's market price participants pay for options (in hundredths)	85.00%
Option term (in months)	3 months
Long-term incentive and director compensation plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Share-based compensation arrangement by share-based payment award, Award vesting period	4 years
Shares available for future grant and reserved for issuance [Abstract]
Reserved for issuance (in shares)	197,554,600	[1]
Shares to be issued upon exercise of outstanding options and RSUs	(123,143,365)
Available for future grants	74,411,235
Long-term incentive and director compensation plan [Abstract]
Long-term incentive and director compensation plans option pricing (in hundredths)	100.00%
Term of the long term incentive stock options	10 years
Allocated Share Based Compensation Cost Of Revenue [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	48		40	36
Allocated Share Based Compensation Research And Development Expense [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	71		58	53
Allocated Share Based Compensation Selling General And Administrative Expense [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	127		121	101
Allocated Share Based Compensation, Acquisition Charges [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	$ 17		$ 50	$ 0

[1]	Includes 129,033 shares credited to directors’ deferred compensation accounts that settle in shares of TI common stock. These shares are not included as grants outstanding at December 31, 2012.
[2]	Includes effects of expected forfeitures of approximately 4 million shares. Excluding the effects of expected forfeitures, the aggregate intrinsic value of stock options outstanding was $414 million.